UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                10/07/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   95
                                        -------------------

Form 13F Information Table Value Total: $ 322,224
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       7,827    183,945      X                                          183,945
ABERCROMBIE & FITCH        COM       002896207       4,178    150,785      X                                          150,785
ALLIANT TECHSYSTEMS        COM       018804104       7,144    148,682      X                                          148,682
AMBAC                      COM       023139108       2,504     39,125      X                                           39,125
AMERICAN EXPRESS           COM       025816109       5,303    117,689      X                                          117,689
AMETEK                     COM       031100100       6,479    151,175      X                                          151,175
AMGEN                      COM       031162100       5,850     90,602      X                                           90,602
ANHEUSER BUSCH             COM       035229103       5,704    115,607      X                                          115,607
APPLIED MATERIALS          COM       038222105         985     54,300      X                                           54,300
AVON PRODUCTS              COM       054303102       6,516    100,929      X                                          100,929
BANK OF AMERICA            COM       06605F102       1,783     22,849      X                                           22,849
BARR LABORATORIES INC      COM       068306109       5,869     86,042      X                                           86,042
BECKMAN COULTER INC        COM       075811109       1,206     26,475      X                                           26,475
BECTON DICKINSON           COM       075887109       1,380     38,200      X                                           38,200
BED BATH & BEYOND          COM       075896100       3,388     88,737      X                                           88,737
BERKSHIRE HATHAWAY CL A    COM       084670108         225         30      X                                               30
C S G SYSTEMS INTL         COM       126349109       3,258    220,600      X                                          220,600
CATALINA MARKETING         COM       148867104       4,282    281,916      X                                          281,916
CATERPILLAR                COM       149123101         598      8,690      X                                            8,690
CERTEGY INC                COM       156880106         454     14,137      X                                           14,137
CHRISTOPHER & BANKS        COM       171046105       1,181     49,482      X                                           49,482
CISCO SYSTEMS              COM       17275R102       3,608    184,632      X                                          184,632
CITIGROUP                  COM       172967101         581     12,769      X                                           12,769
CLARCOR INC                COM       179895107       2,056     52,725      X                                           52,725
COCA COLA                  COM       191216100       5,189    120,789      X                                          120,789
COLGATE PALMOLIVE          COM       194162103       1,526     27,301      X                                           27,301
CRANE                      COM       224399105         212      9,050      X                                            9,050
DELL                       COM       247025109      12,016    359,862      X                                          359,862
DIONEX                     COM       254546104         234      5,950      X                                            5,950
DOLLAR TREE STORES         COM       256747106       4,106    122,561      X                                          122,561
DONALDSON COMPANY          COM       257651109         454      8,420      X                                            8,420
DOVER                      COM       260003108         759     21,450      X                                           21,450
EATON                      COM       278058102       4,398     49,625      X                                           49,625
ECOLAB                     COM       278865100         290     11,500      X                                           11,500
EQUIFAX                    COM       294429105       3,278    147,210      X                                          147,210
ETHAN ALLEN INTERIORS      COM       297602104         324      9,000      X                                            9,000
EXPEDITORS INT'L           COM       302130109       3,871    112,485      X                                          112,485
FACTSET RESEARCH SYSTEMS   COM       303075105         404      9,100      X                                            9,100
FANNIE MAE                 COM       313586109       5,799     82,609      X                                           82,609
FORD                       COM       345370100       1,665    154,587      X                                          154,587
FREDDIE MAC                COM       313400301       5,768    110,183      X                                          110,183
GALLAGHER, (ARTHUR, J.)    COM       363576109       5,920    209,350      X                                          209,350
GANNETT                    COM       364730101       3,904     50,331      X                                           50,331
GARMIN LTD                 COM       G37260109       2,380     56,835      X                                           56,835
GENERAL DYNAMICS           COM       369550108       4,122     52,800      X                                           52,800
GENERAL MOTORS             COM       370442105       4,832    118,063      X                                          118,063
GRACO INC                  COM       384109104       8,513    226,711      X                                          226,711
GUIDANT CORP               COM       401698105       5,983    127,700      X                                          127,700
HA-LO INDUSTRIES INC       COM       404429102           0     40,000      X                                           40,000
HARLEY DAVIDSON INC        COM       412822108         694     14,400      X                                           14,400
I B M                      COM       459200101       6,616     74,900      X                                           74,900
I M S HEALTH               COM       449934108       4,552    215,723      X                                          215,723
INTEL                      COM       458140100       5,694    206,994      X                                          206,994
INVICTA CORP               COM       46183P106           1     86,000      X                                           86,000
JOHNSON CONTROLS           COM       478366107       2,882     30,465      X                                           30,465
JOHNSON & JOHNSON          COM       478160104       2,651     53,537      X                                           53,537
KB HOME                    COM       48666K109       1,045     17,510      X                                           17,510
KELLOGG                    COM       191216100         625     18,740      X                                           18,740
KEMET CORPORATION          COM       488360108         210     16,500      X                                           16,500
KIMBERLY-CLARK             COM       494368103       6,805    132,596      X                                          132,596
KING PHARMACEUTICALS INC   COM       495582108         547     36,082      X                                           36,082
LEXMARK INTL GROUP         COM       529771107       1,885     29,915      X                                           29,915
LILLY ELI & CO             COM       532457108       3,836     64,587      X                                           64,587
M B N A                    COM       55262L100      10,290    451,331      X                                          451,331
M G I C INVESTMENT         COM       552848103       6,382    122,562      X                                          122,562
MAYTAG                     COM       578592107       1,557     62,350      X                                           62,350
MC CORMICK                 COM       579780206       4,470    163,025      X                                          163,025
MCGRAW-HILL                COM       580645109       3,746     60,300      X                                           60,300
MERCK                      COM       589331107       4,777     94,368      X                                           94,368
METTLER TOLEDO INTL        COM       592688105       6,290    174,975      X                                          174,975
MICROSOFT                  COM       594918104         477     17,158      X                                           17,158
NATIONAL CITY CORP         COM       635405103       4,578    155,400      X                                          155,400
NORTH FORK BANCORP         COM       659424105       1,340     38,550      X                                           38,550
ORACLE                     COM       68389X105       8,355    744,637      X                                          744,637
P P G INDUSTRIES           COM       693506107       1,070     20,488      X                                           20,488
PATTERSON DENTAL           COM       703412106       7,805    135,556      X                                          135,556
PEPSICO                    COM       713448108       1,847     40,307      X                                           40,307
PFIZER                     COM       717081103       5,035    165,729      X                                          165,729
PITNEY BOWES               COM       724479100       3,830     99,949      X                                           99,949
PLANTRONICS                COM       727493108       6,977    292,303      X                                          292,303
POLARIS INDUSTRIES         COM       731068102         730      9,850      X                                            9,850
PROCTER & GAMBLE           COM       742718109       3,119     33,598      X                                           33,598
PROVIDIAN FINANCIAL        COM       74406A102       1,094     92,800      X                                           92,800
RAYMOND JAMES FINL         COM       754730109       3,758    103,374      X                                          103,374
ROSS STORES                COM       778296103       3,516     75,850      X                                           75,850
S B C COMMUNICATIONS       COM       78387G103         234     10,514      X                                           10,514
S E I C INVESTMENTS        COM       784117103       2,779     85,520      X                                           85,520
SAFEWAY                    COM       786514208       4,935    215,133      X                                          215,133
SCHERING-PLOUGH            COM       806605101         772     50,627      X                                           50,627
SKECHERS USA               COM       830566105       1,181    159,200      X                                          159,200
SUPERIOR INDUSTRIES        COM       868168105       4,099    101,090      X                                          101,090
UNITED TECHNOLOGIES        COM       913017109       3,868     50,054      X                                           50,054
VERIZON COMMUNICATIONS     COM       92343V104       1,497     46,144      X                                           46,144
WAL-MART                   COM       931142103         311      5,574      X                                            5,574
WATERS                     COM       941848103       5,154    187,894      X                                          187,894